UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:        John C. Bennett Jr.
             --------------------------------------------
Address:     One Logan Square
             --------------------------------------------
             24th Floor
             --------------------------------------------
             18th and Cherry Streets
             --------------------------------------------
             Philadelphia, PA  19103-6996
             --------------------------------------------

Form 13F File Number:  28-10248
                          ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mehrdad Mehrespand
              -----------------------------------------
Title:        Attorney-in-fact
              -----------------------------------------
Phone:        (202) 778-9191
              -----------------------------------------

Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as attorney-in-fact   Washington, D.C.   November 9, 2004
------------------------------------------   ----------------   ----------------
                 [Signature]                  [City, State]          [Date]

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number         Name
  28-   04580                  PNC Bank Delaware
  28-   07144                  Wachovia Bank, N.A.
  28-   00694                  JP Morgan Chase & Co.
  28-   03545                  Brown Brothers Harriman & Co.
      -----------------        -------------------------------


--------------------------------------------------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            4
                                              -----------------------------

Form 13F Information Table Entry Total:       59
                                              -----------------------------

Form 13F Information Table Value Total:       $120,386
                                              -----------------------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.         Form 13F File Number           Name

    1           28-04580                       PNC Bank Delaware
    -----       -------------------------      -------------------------------
    2           28-07144                       Wachovia Bank, N.A.
    -----       -------------------------      -------------------------------
    3           28-00694                       JP Morgan Chase & Co.
    -----       -------------------------      -------------------------------
    4           28-03545                       Brown Brothers Harriman & Co.
    -----       -------------------------      -------------------------------

--------------------------------------------------------------------------------

                                                     FORM 13-F INFORMATION TABLE

    COLUMN 1            COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5            COLUMN 6     COLUMN 7         COLUMN 8
----------------    ----------------  ---------  ---------------------------------- ------------  ----------  ---------------------
                                                  VALUE     SHRS OR    SH/     PUT/  INVESTMENT     OTHER        VOTING AUTHORITY
 NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT    PRN     CALL  DISCRETION    MANAGERS   SOLE   SHARED    NONE
----------------    ----------------  ---------  ---------------------------------- ------------  ----------  ----   ------    ----
3MCO                    Common       88579Y101     $667     8,350      SH            Sole                     100

                                                                                     Shared-other   1,3              8,250

Abbott Labs             Common       0028241000    $286     6,750      SH            Sole                     250

                                                                                     Shared-other   2,4              6,500

Adobe Sys Inc           Common       00724F101     $220     4,450      SH            Shared-other   1                $4,450

American Express Co     Common       025816109     $5,249   102,000    SH            Shared-other   1                102,000

American Intl Group     Common       026874107     $7,013   103,116    SH            Shared-other   1,2,4            103,116
Inc

Amgen Inc               Common       031162100     $4,562   80,300     SH            Shared-other   1,4              80,300

Analog Devices Inc      Common       032654105     $293     7,550      SH            Shared-other   1                7,550

Anheuser-Busch Cos      Common       035229103     $277     5,550      SH            Shared-other   1                5,550
Inc

Avaya Inc               Common       053499109     $181     13,000     SH            Shared-other   1                13,000

Avon Prods Inc          Common       054303102     $557     12,750     SH            Shared-other   1,4              12,750

Baker Hughes Inc        Common       057224107     $240     5,500      SH            Shared-other   1                5,500

Bank of America         Common       060505104     $4,911   113,332    SH            Shared-other   1,2,4            113,332
Corporation
------------------------------------------------------------------------------------------------------------------------------------

                                                                 3
------------------------------------------------------------------------------------------------------------------------------------


Bed Bath and Beyond     Common       075896100     $202     $5,450     SH            Shared-other   1                5,450
Inc

Biomet Inc              Common       090613100     $356     7,600      SH            Shared-other   1                7,600

BP PLC Spons ADR        Common       055622104     $226     3,932      SH            Sole                     264

                                                                                     Shared-other   4                3,668

Cisco Sys Inc           Common       17275R102     $4,541   250,900    SH            Shared-other   1,2,4            250,900

Citigroup Inc           Common       172967101     $4,708   106,699    SH            Shared-other   1,4              106,699

Coca Cola Co            Common       191216100     $398     9,950      SH            Shared-other   1,2,4            9,950

Conoco Phillips         Common       20825C104     $389     4,700      SH            Shared-other   1                4,700

Dell Inc                Common       24702R101     $4,019   112,900    SH            Shared-other   1,2,4            112,900

Disney Walt Co          Common       254687106     $1,905   84,500     SH            Shared-other   1                84,500

Dover Corp              Common       26003108      $4,793   123,300    SH            Shared-other   1,4              123,300

Du Pont E I De          Common       263534109     $274     6,400      SH            Sole                     100
Nemours & Co
                                                                                     ared-other     1,2              6,300

EMC Corp Mass           Common       268698102     $202     17,500     SH            Shared-other   1                17,500

Emerson Elec Co         Common       29101104      $954     15,375     SH            Shared-other   1,3              15,375

Exxon Mobil Corp        Common       30231G102     $6,609   136,749    SH            Shared-other   1,2,4            136,749

Fedex Corp              Common       30231G102     $234     2,725      SH            Shared-other   1                2,725

Gap Inc                 Common       364760108     $194     10,400     SH            Shared-other   1                10,400

General Elec Co         Common       369604103     $6,980   207,850    SH            Shared-other   1,2,4            207,850

------------------------------------------------------------------------------------------------------------------------------------

                                                                 4
------------------------------------------------------------------------------------------------------------------------------------


Gilead Sciences Inc.    Common       375558103     $262     7,000      SH            Shared-other   1                7,000

Goldman Sachs Group     Common       38141G104     $387     4,150      SH            Shared-other   1                4,150
Inc

Hartford Finl Svcs      Common       416515104     $297     4,800      SH            Shared-other   1,4              4,800
Group Inc

Hershey Foods Corp      Common       427866108     $271     6,800      SH            Shared-other   1,2              6,800

Honeywell Intl Inc      Common       438516106     $475     13,250     SH            Shared-other   1                13,250

Illinois Tool Works     Common       452308109     $368     3,950      SH            Shared-other   1,4              3,950
Inc

Intel Corp              Common       458140100     $4,339   216,300    SH            Shared-other   1,2,4            216,300

International           Common       459200101     $6,045   70,500     SH            Sole                     300
Business Machs
                                                                                     Shared-other   1,2,4            70,200

Lexmark                 New Common   529771107     $307     3,650      SH            Shared-other   1                3,650
International

Lilly Eli & Co          Common       532457108     $267     4,450      SH            Sole                     200

                                                                                     Shared-other   1                4,250

McDonalds Corp          Common       580135101     $308     11,000     SH            Shared-other   1                11,000

Medtronic Inc           Common       585055106     $561     10,800     SH            Shared-other   1,4              10,800

Mellon Finl Corp        Common       58551A108     $280     10,100     SH            Sole                     300

                                                                                     Shared-other   1                9,800

Microsoft Corp          Common       594918104     $5,724   207,000    SH            Shared-other   1,2,4            207,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                 5
------------------------------------------------------------------------------------------------------------------------------------


Monsanto Co             New Common   61166W101     $215     5,900      SH            Shared-other   1                5,900

Morgan Stanley          Common       617446448     $424     8,600      SH            Shared-other   1                8,600

Motorola Inc            Common       620076109     $315     17,450     SH            Shared-other   1                17,450

Pepsico Inc             Common       713448108     $4,796   98,550     SH            Sole                     200

                                                                                     Shared-other   1,3              98,350

Pfizer Inc              Common       717081103     $6,132   200,400    SH            Shared-other   1,4              200,400

Procter & Gamble Co     Common       742718109     $7,076   130,750    SH            Sole                     200

                                                                                     Shared-other   1                130,550

Prudential Finl Inc     Common       744320102     $358     7,600      SH            Shared-other   1                7,600

Royal Dutch Pete Co     Common       780257804     $5,005   97,000     SH            Shared-other   1                97,000

Schlumberger Ltd        Common       806857108     $4,098   60,850     SH            Shared-other   1,3,4            60,850

Sysco Corp              Common       871829107     $4,563   152,500    SH            Shared-other   1                152,500

United Health Group     Common       91324P102     $328     4,450      SH            Shared-other   1                4,450
Inc

United Technologies     Common       913017109     $243     2,600      SH            Shared-other   1                2,600
Corp

US Bancorp DEL          New Common   902973304     $210     7,250      SH            Shared-other   1                7,250

Viacom Inc              Class B      925524308     $366     10,900     SH            Shared-other   1,4              10,900

Wal-Mart Stores Inc     Common       931142103     $4,309   81,000     SH            Shared-other   1,4              81,000

Wells Fargo & Co New    Common       949746101     $244     4,100      SH            Shared-other   1,4              4,100
------------------------------------------------------------------------------------------------------------------------------------

                                                                 6
------------------------------------------------------------------------------------------------------------------------------------


Yahoo Inc               Common       984332106     $373     11,000     SH            Shared-other   1                11,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                 7
------------------------------------------------------------------------------------------------------------------------------------